CONVERTIBLE DEBENTURES AND PROMISSORY NOTES (Narrative) (Details)		1 Months Ended				12 Months Ended
	Feb. 04, 2021 USD ($)	Nov. 19, 2020 USD ($)	Feb. 29, 2020 USD ($)	Feb. 21, 2020 USD ($)	Jul. 01, 2019 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 CAD ($) Debenture Warrant Common_Share $ / shares shares	Jan. 31, 2021 USD ($) Debenture Warrant Common_Share shares	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)	Nov. 21, 2019	Jan. 01, 2019 USD ($)
Convertible Debentures And Promissory Notes [Line Items]
Proceeds from convertible debt						$ 0		$ 5,688,442
Proceeds from warrants exercised	$ 533,326					533,326		0
Fair value of derivative liability						1,006,368			$ 9,759,127	$ 3,850,396
Repayments of convertible debt						1,210,000		0
Repayments of notes payable			$ 130,000			$ 6,080,000		7,013,333
Interest rate						4.50%
Interest expense						$ 1,032,691		1,643,363
Interest paid - cash						1,082,500		1,715,750
Convertible debentures [Member]
Convertible Debentures And Promissory Notes [Line Items]
Interest paid - cash								$ 784,918
Convertible debentures [Member] | December 31, 2018 issuance [Member]
Convertible Debentures And Promissory Notes [Line Items]
Number of convertible debentures | Debenture							262	262
Proceeds from convertible debt							$ 262,000	$ 195,734
Convertible debt							$ 3,209,000		2,508,068
Number of shares issued | shares							4,011,250	4,011,250
Remaining balance outstanding of convertible debentures									0
Number of warrants exercised in connection with convertible debentures issued | Warrant							1,988	1,988
Proceeds from warrants exercised							$ 1,988,000	$ 1,485,188
Number of warrant debentures converted into common shares | shares							2,087	2,087
Carrying amount of warrant debentures converted into common shares							$ 2,087,000		1,632,114
Warrant debentures converted in to number of common shares | shares							2,313,322	2,313,322
Interest paid - cash								$ 250,879
Convertible debentures [Member] | January 30, 2019 issuance [Member]
Convertible Debentures And Promissory Notes [Line Items]
Number of convertible debentures | Debenture							497	497
Proceeds from convertible debt							$ 497,000	$ 371,297
Convertible debt							$ 6,673,000		5,204,120
Number of shares issued | shares							8,341,250	8,341,250
Remaining balance outstanding of convertible debentures									0
Number of warrants exercised in connection with convertible debentures issued | Warrant							4,572	4,572
Proceeds from warrants exercised							$ 4,572,000	$ 3,415,633
Number of warrant debentures converted into common shares | shares							4,587	4,587
Carrying amount of warrant debentures converted into common shares							$ 4,587,000		3,595,099
Warrant debentures converted in to number of common shares | shares							5,098,872	5,098,872
Interest paid - cash								$ 534,039
Convertible promissory notes [Member] | June 13, 2018 issuance [Member]
Convertible Debentures And Promissory Notes [Line Items]
Aggregate principal amount									$ 2,000,000
Conversion price per share | $ / shares							$ 1
Interest rate of convertible promissory notes							4.00%		4.00%
Fair value of derivative liability						0			$ 409,007
Convertible promissory notes [Member] | January 23, 2019 issuance [Member]
Convertible Debentures And Promissory Notes [Line Items]
Aggregate principal amount									175,000
Conversion price per share | $ / shares							$ 5
Fair value of derivative liability						0			0
Number of shares issued on conversion | Common_Share							35,000	35,000
Repayments of convertible debt				$ 130,000
Number of common shares issued for repayment of the convertible promissory note | shares							95,849	95,849
Convertible promissory notes [Member] | May 24, 2019 issuance [Member]
Convertible Debentures And Promissory Notes [Line Items]
Conversion price per share | $ / shares							$ 1.56
Fair value of derivative liability						0			76,150
Note payable									$ 1,000,000
Interest rate							10.00%		10.00%
Promissory notes payable [Member] | Silver State [Member] | Newman [Member]
Convertible Debentures And Promissory Notes [Line Items]
Note payable		$ 15,200,000			$ 2,000,000							$ 30,000,000
Principal payments		$ 506,667			$ 800,000
Interest rate		9.50%									9.50%	10.00%
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on April 1, 2019 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments						3,000,000
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on July 1, 2019 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments						6,000,000
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on October 1, 2019 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments						6,000,000
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on January 1, 2020 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments						6,000,000
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on April 1, 2020 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments						6,000,000
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on July 1, 2020 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payments						3,000,000
Promissory notes payable [Member] | Silver State [Member] | Newman [Member] | Principal installment due on December 1, 2019 [Member]
Convertible Debentures And Promissory Notes [Line Items]
Principal payment of promissory note cancelled						800,000
Principal payments						$ 600,000